Acquisitions and Divestitures - 2020 Acquisitions (Details) - USD ($) $ / shares in Units, $ in Millions								1 Months Ended	3 Months Ended	12 Months Ended
	Dec. 07, 2020	Dec. 02, 2020	Sep. 30, 2020	May 29, 2020	Mar. 31, 2020	Jan. 01, 2020	Jan. 01, 2019	Mar. 31, 2020	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 08, 2020	Dec. 20, 2019
Disclosure of detailed information about business combination [line items]
Consideration paid							$ (561.5)
Notional amount										$ 8,849.0	$ 7,261.0
Cash and investments										1,252.2	975.5
Increase (decrease) through changes in ownership interests in subsidiaries that do not result in loss of control, equity attributable to owners of parent								$ 340.4
RiverStone Barbados
Disclosure of detailed information about business combination [line items]
Ownership percentage		100.00%
Proceeds from sales of investment property		$ 730.0
Horizon North
Disclosure of detailed information about business combination [line items]
Percentage of interests acquired				49.00%
European Run-off
Disclosure of detailed information about business combination [line items]
Ownership percentage								60.00%
Portion of gains (losses) recognised when control of subsidiary is lost, attributable to derecognising regulatory deferral account balances in former subsidiary								$ 243.4
Gains (losses) on exchange differences on translation, before tax								$ (161.9)
Proportion of ownership interest in associate disposed of								40.00%
Gain (loss) recognised as result of remeasuring to fair value equity interest in acquiree held by acquirer before business combination								$ 35.6
Horizon North | Dexterra
Disclosure of detailed information about business combination [line items]
Ownership percentage				100.00%
European Run-off
Disclosure of detailed information about business combination [line items]
Consideration paid						$ (146.5)
Non-insurance companies
Disclosure of detailed information about business combination [line items]
Notional amount										2,210.8	2,084.2
Insurance and reinsurance companies
Disclosure of detailed information about business combination [line items]
Notional amount										1,025.2	1,028.1
Insurance and reinsurance companies | European Run-off
Disclosure of detailed information about business combination [line items]
Portion of gains (losses) recognised when control of subsidiary is lost, attributable to derecognising regulatory deferral account balances in former subsidiary								117.1
Portfolio investments
Disclosure of detailed information about business combination [line items]
Cash and investments										42,108.6	38,235.0
Portfolio investments | Cash and cash equivalents
Disclosure of detailed information about business combination [line items]
Cash and investments										$ 4,886.5	$ 3,954.5
Portfolio investments | European Run-off | Cash and cash equivalents
Disclosure of detailed information about business combination [line items]
Cash and investments					$ 377.8			$ 377.8
RiverStone Barbados | OMERS
Disclosure of detailed information about business combination [line items]
Percentage of interests acquired					40.00%			40.00%
Cash transferred					$ 599.5			$ 599.5
RiverStone Barbados | Insurance and reinsurance companies
Disclosure of detailed information about business combination [line items]
Ownership percentage										60.00%
Helios Fairfax Partners Corporation
Disclosure of detailed information about business combination [line items]
Trading price (in dollars per share)	$ 3.92		$ 2.96
Helios Fairfax Partners Corporation | Non-insurance companies
Disclosure of detailed information about business combination [line items]
Ownership percentage										32.30%
Portion of gains (losses) recognised when control of subsidiary is lost, attributable to derecognising regulatory deferral account balances in former subsidiary										$ (61.5)
Gains (losses) on exchange differences on translation, before tax										$ (26.9)
Impairment loss (reversal of impairment loss) recognised in profit or loss									$ (164.0)
Atlas Mara Limited | Non-insurance companies
Disclosure of detailed information about business combination [line items]
Ownership percentage										50.00%	42.40%
Fairfax Africa | Atlas Mara Limited
Disclosure of detailed information about business combination [line items]
Percentage of interests acquired	42.30%
Consideration paid	$ 40.0
Fairfax Africa | Atlas Mara Limited | Atlas Mara Secured Borrowings | Non-insurance companies
Disclosure of detailed information about business combination [line items]
Notional amount	40.0
Fairfax Africa | Atlas Mara Limited | Fairfax Africa Term Deposits | Non-insurance companies
Disclosure of detailed information about business combination [line items]
Notional amount	$ 19.7
Helios Fairfax Partners Corporation | Helios Holding Limited
Disclosure of detailed information about business combination [line items]
Percentage of interests acquired												45.90%
European Run-off | RiverStone Barbados
Disclosure of detailed information about business combination [line items]
Proceeds from sales of investment property					$ 599.5
RiverStone Barbados
Disclosure of detailed information about business combination [line items]
Percentage of interests acquired		60.00%			60.00%			60.00%					40.00%
Equity interests issued in combination					$ 605.0			$ 605.0
RiverStone Barbados | OMERS
Disclosure of detailed information about business combination [line items]
Percentage of interests acquired													40.00%